DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2021 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (91.10%)
COMMUNICATION SERVICES – (11.65%)
Media & Entertainment – (11.65%)
Alphabet Inc., Class A *	1,128	$2,061,262
Alphabet Inc., Class C *	39,893	73,233,176
ASAC II L.P. *(a)(b)	35,352	36,183
Facebook, Inc., Class A *	130,280	33,655,232
Fang Holdings Ltd., Class A, ADR (China)*	23,014	280,541
IAC/InterActiveCorp *	172,610	36,239,469
Kuaishou Technology, Class B (China)*	15,490	232,071
Liberty Media Corp., Liberty Formula One, Series A *	16,470	597,038
Liberty Media Corp., Liberty Formula One, Series C *	135,371	5,445,975
	Total Communication Services	151,780,947
CONSUMER DISCRETIONARY – (31.20%)
Consumer Services – (5.46%)
New Oriental Education & Technology Group, Inc., ADR (China)*	424,980	71,184,150
Retailing – (25.74%)
Alibaba Group Holding Ltd., ADR (China)*	294,830	74,836,699
Amazon.com, Inc. *	11,020	35,332,324
JD.com, Inc., Class A, ADR (China)*	785,155	69,635,397
Meituan, Class B (China)*	1,450,589	66,885,754
Naspers Ltd. - N (South Africa)	232,390	53,758,592
Prosus N.V., Class N (Netherlands)	232,390	27,150,314
Quotient Technology Inc. *	872,710	7,732,210
		335,331,290
	Total Consumer Discretionary	406,515,440
FINANCIALS – (32.11%)
Banks – (17.03%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	478,120	14,539,629
Danske Bank A/S (Denmark)	2,670,750	45,466,520
DBS Group Holdings Ltd. (Singapore)	1,942,486	36,629,943
DNB ASA (Norway)	2,930,210	57,046,673
Metro Bank PLC (United Kingdom)*	2,202,002	3,559,085
Wells Fargo & Co.	2,164,260	64,668,089
		221,909,939
Diversified Financials – (11.02%)
Capital Markets – (2.79%)
Julius Baer Group Ltd. (Switzerland)	451,500	27,318,134
Noah Holdings Ltd., Class A, ADS (China)*	190,210	9,053,996
		36,372,130
Consumer Finance – (6.31%)
Capital One Financial Corp.	776,130	80,919,314
Yiren Digital Ltd., ADR (China)*	373,766	1,293,230
		82,212,544
Diversified Financial Services – (1.92%)
Berkshire Hathaway Inc., Class B *	109,930	25,049,749
		143,634,423
Insurance – (4.06%)
Life & Health Insurance – (4.06%)
AIA Group Ltd. (Hong Kong)	4,382,180	52,834,832
	Total Financials	418,379,194

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (2.44%)
Health Care Equipment & Services – (0.54%)
Cigna Corp.	32,780	$7,114,899
Pharmaceuticals, Biotechnology & Life Sciences – (1.90%)
Viatris Inc. *	1,455,510	24,729,115
	Total Health Care	31,844,014
INDUSTRIALS – (3.86%)
Capital Goods – (3.82%)
Carrier Global Corp.	556,833	21,438,071
Ferguson PLC (United Kingdom)	25,054	2,908,989
Raytheon Technologies Corp.	380,716	25,405,179
		49,752,239
Commercial & Professional Services – (0.04%)
China Index Holdings Ltd., Class A, ADR (China)*	249,769	519,519
	Total Industrials	50,271,758
INFORMATION TECHNOLOGY – (9.84%)
Semiconductors & Semiconductor Equipment – (7.92%)
Applied Materials, Inc.	817,660	79,051,369
Intel Corp.	435,310	24,164,058
		103,215,427
Technology Hardware & Equipment – (1.92%)
Hollysys Automation Technologies Ltd. (China)	1,796,296	25,004,440
	Total Information Technology	128,219,867
TOTAL COMMON STOCK – (Identified cost $750,714,679)		1,187,011,220
PREFERRED STOCK – (7.74%)
CONSUMER DISCRETIONARY – (4.27%)
Retailing – (4.27%)
Missfresh Ltd., Series E (China)*(a)(b)	10,559,338	55,682,557
	Total Consumer Discretionary	55,682,557
INDUSTRIALS – (3.47%)
Transportation – (3.47%)
Didi Chuxing Joint Co., Series A*(a)(b)	479,462	18,780,526
Didi Chuxing Joint Co., Series B*(a)(b)	63,325	2,480,440
Grab Holdings Inc., Series F*(a)(b)	2,398,770	13,433,112
Grab Holdings Inc., Series G*(a)(b)	1,881,391	10,535,790
	Total Industrials	45,229,868
TOTAL PREFERRED STOCK – (Identified cost $84,245,749)		100,912,425

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.07%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $10,331,060 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 02/28/21-12/20/70, total market value $10,537,620)	$10,331,000	$10,331,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $3,582,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 01/01/36-01/01/51, total market value $3,653,640)	3,582,000	3,582,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,913,000)		13,913,000
	Total Investments – (99.91%) – (Identified cost $848,873,428)		1,301,836,645
	Other Assets Less Liabilities – (0.09%)		1,112,847
		Net Assets – (100.00%)	$1,302,949,492

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $100,948,608 or 7.75% of the Fund's net assets as of January 31, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (78.83%)
COMMUNICATION SERVICES – (2.20%)
Media & Entertainment – (2.20%)
Baidu, Inc., Class A, ADR (China)*	20,645	$4,851,988
Fang Holdings Ltd., Class A, ADR (China)*	14,160	172,610
iQIYI, Inc., Class A, ADR (China)*	263,290	5,752,886
Kuaishou Technology, Class B (China)*	5,840	87,495
	Total Communication Services	10,864,979
CONSUMER DISCRETIONARY – (37.94%)
Consumer Durables & Apparel – (2.33%)
Fila Holdings Corp. (South Korea)	302,340	11,532,875
Consumer Services – (9.40%)
New Oriental Education & Technology Group, Inc., ADR (China)*	277,350	46,456,125
Retailing – (26.21%)
Alibaba Group Holding Ltd., ADR (China)*	123,620	31,378,465
JD.com, Inc., Class A, ADR (China)*	479,080	42,489,605
Meituan, Class B (China)*	335,611	15,474,814
Naspers Ltd. - N (South Africa)	101,420	23,461,407
Prosus N.V., Class N (Netherlands)	107,960	12,613,055
Trip.com Group Ltd., ADR (China)*	129,590	4,124,850
		129,542,196
	Total Consumer Discretionary	187,531,196
FINANCIALS – (25.46%)
Banks – (16.39%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	386,410	11,750,728
Danske Bank A/S (Denmark)	1,276,260	21,726,894
DBS Group Holdings Ltd. (Singapore)	1,193,680	22,509,521
DNB ASA (Norway)	1,224,832	23,845,591
Metro Bank PLC (United Kingdom)*	712,490	1,151,594
		80,984,328
Diversified Financials – (4.72%)
Capital Markets – (4.62%)
Julius Baer Group Ltd. (Switzerland)	291,900	17,661,491
Noah Holdings Ltd., Class A, ADS (China)*	109,270	5,201,252
		22,862,743
Consumer Finance – (0.10%)
Yiren Digital Ltd., ADR (China)*	139,260	481,840
		23,344,583
Insurance – (4.35%)
Life & Health Insurance – (4.35%)
AIA Group Ltd. (Hong Kong)	1,782,300	21,488,739
	Total Financials	125,817,650
INDUSTRIALS – (8.10%)
Capital Goods – (7.63%)
Ferguson PLC (United Kingdom)	149,162	17,319,018
Schneider Electric SE (France)	139,350	20,395,355
		37,714,373
Commercial & Professional Services – (0.47%)
China Index Holdings Ltd., Class A, ADR (China)*	1,116,608	2,322,545
	Total Industrials	40,036,918

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (5.13%)
Semiconductors & Semiconductor Equipment – (3.18%)
Tokyo Electron Ltd. (Japan)	41,300	$15,704,444
Technology Hardware & Equipment – (1.95%)
Hollysys Automation Technologies Ltd. (China)	693,546	9,654,160
	Total Information Technology	25,358,604
TOTAL COMMON STOCK – (Identified cost $276,646,233)		389,609,347
PREFERRED STOCK – (5.48%)
CONSUMER DISCRETIONARY – (3.51%)
Retailing – (3.51%)
Missfresh Ltd., Series E (China)*(a)(b)	3,292,318	17,361,380
	Total Consumer Discretionary	17,361,380
INDUSTRIALS – (1.97%)
Transportation – (1.97%)
Didi Chuxing Joint Co., Series A (China)* (a)(b)	128,505	5,033,541
Grab Holdings Inc., Series F (Singapore)* (a)(b)	549,889	3,079,378
Grab Holdings Inc., Series G (Singapore)* (a)(b)	286,316	1,603,370
	Total Industrials	9,716,289
TOTAL PREFERRED STOCK – (Identified cost $22,028,595)		27,077,669

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (15.98%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $58,654,342 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 02/28/21-12/20/70, total market value $59,827,080)	$58,654,000	$58,654,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.07%, 02/01/21, dated 01/29/21, repurchase value of $20,333,119 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 01/01/36-02/01/51, total market value $20,739,660)	20,333,000	20,333,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $78,987,000)		78,987,000
	Total Investments – (100.29%) – (Identified cost $377,661,828)		495,674,016
	Liabilities Less Other Assets – (0.29%)		(1,454,481)
		Net Assets – (100.00%)	$494,219,535

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $27,077,669 or 5.48% of the Fund's net assets as of January 31, 2021.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2021 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of  a number of  subjective factors  and is therefore  subject to the  unavoidable risk  that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2021 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2021 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$151,512,693	$10,777,484
Consumer Discretionary	258,720,780	124,449,045
Financials	186,470,011	12,232,568
Health Care	31,844,014	–
Industrials	47,362,769	2,322,545
Information Technology	128,219,867	9,654,160
Total Level 1	804,130,134	159,435,802
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Communication Services	232,071	87,495
Consumer Discretionary	147,794,660	63,082,151
Financials	231,909,183	113,585,082
Industrials	2,908,989	37,714,373
Information Technology	–	15,704,444
Short-Term Investments	13,913,000	78,987,000
Total Level 2	396,757,903	309,160,545
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	36,183	–
Preferred Stock:
Consumer Discretionary	55,682,557	17,361,380
Industrials	45,229,868	9,716,289
Total Level 3	100,948,608	27,077,669
Total Investments	$1,301,836,645	$495,674,016
*Includes certain securities trading primarily outside the U.S. whose value the Funds adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2021. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2021 was $3,745,944 and $780,578 for Davis Global Fund and Davis International Fund, respectively. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance November 1, 2020	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance January 31, 2021
Davis Global Fund
Investments in Securities:
Common Stock	$36,183	$–	$–	$–	$–	$36,183
Preferred Stock	97,166,481	–	3,745,944	–	–	100,912,425
Total Level 3	$97,202,664	$–	$3,745,944	$–	$–	$100,948,608
Davis International Fund
Investments in Securities:
Preferred Stock	$26,297,091	$–	$780,578	$–	$–	$27,077,669
Total Level 3	$26,297,091	$–	$780,578	$–	$–	$27,077,669

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2021 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable	Amount	Impact to Valuation from
	January 31, 2021	Technique	Input(s)	or Range	an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$36,183	Discounted Cash Flow	Annualized Yield	1.237%	Decrease

Preferred Stock	21,260,966	Market Approach	Volume-Weighted Transaction Price	$37.00 - $42.00	Increase

Preferred Stock	23,968,902	Market Approach	Volume-Weighted Transaction Price	$4.93 - $6.26	Increase

Preferred Stock	55,682,557	Market Approach	Transaction Price	$5.2733	Increase

Total Level 3	$100,948,608
Davis International Fund
Investments in Securities:
Preferred Stock	$5,033,541	Market Approach	Volume-Weighted Transaction Price	$37.00 - $42.00	Increase

Preferred Stock	4,682,748	Market Approach	Volume-Weighted Transaction Price	$4.93 - $6.26	Increase

Preferred Stock	17,361,380	Market Approach	Transaction Price	$5.2733	Increase

Total Level 3	$27,077,669

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds’ investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At January 31, 2021, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$869,219,266	$386,155,923
Unrealized appreciation	496,476,225	129,403,968
Unrealized depreciation	(63,858,846)	(19,885,875)
Net unrealized appreciation	$432,617,379	$109,518,093

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2021 (Unaudited)

Coronavirus (COVID-19) Pandemic

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.